Maximum Exposure or Notional Amount Under Guarantee Contracts (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,803	¥ 3,416
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,985	1,750
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	399	452
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	170	146
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,249	1,068
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	158	171
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	11,158	8,606
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	21,422	23,582
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,125	935
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	173	159
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	42	19
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	991	826
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	10,962	8,428
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,643	10,185
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	708	619
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	21	51
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	128	127
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	220	217
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	125	133
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	78	72
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	11,391	11,837
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	152	196
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	205	242
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	38	25
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	33	38
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	118	106
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,388	¥ 1,560